SCHEDULE OF FAIR VALUE WARRANTS (Details)	Sep. 30, 2025	Dec. 31, 2024
Business Combination [Line Items]
Warrants and Rights Outstanding, Term	1 year 1 month 6 days	11 months 26 days
Measurement Input, Expected Term [Member]
Business Combination [Line Items]
Warrants and Rights Outstanding, Term	2 years	2 years
Measurement Input, Price Volatility [Member]
Business Combination [Line Items]
Warrants and Rights Outstanding, Measurement Input	173	173
Measurement Input, Risk Free Interest Rate [Member]
Business Combination [Line Items]
Warrants and Rights Outstanding, Measurement Input	4.29	4.29
Measurement Input, Expected Dividend Rate [Member]
Business Combination [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.00	0.00